Fair Value Measurements - Summary of Debt Securities, Available-for-sale (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted basis	$ 375,212	$ 368,266
Unrealized Gains	25	321
Unrealized losses	(27)
Recorded Basis	375,210	368,587
Term Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted basis	40,024
Recorded Basis	40,024
Asset-backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted basis	66,489	51,938
Unrealized Gains	6	84
Unrealized losses	(18)
Recorded Basis	66,477	52,022
Government Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted basis	79,733	57,826
Unrealized Gains	5	3
Unrealized losses	(3)
Recorded Basis	79,735	57,829
Corporate Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjusted basis	188,966	258,502
Unrealized Gains	14	234
Unrealized losses	(6)
Recorded Basis	$ 188,974	$ 258,736